31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Held For Sale Assets [Line Items]
Net operating revenue		R$ 9,284,303	R$ 10,492,096	R$ 12,210,060
Operating income (expenses)
Taxes and other income (expenses)		(3,550,920)	(12,738)	(3,291,928)
Other operating income (expenses), net	[1]	(236,695)	1,223,846	(5,016,358)
Depreciation and amortization		4,341,706	4,537,583	4,014,467
Loss before financial income (expenses) and taxes		(1,811,219)	(3,366,843)	(6,763,576)
Financial income		4,202,220	2,631,713	30,919,269
Financial expenses		16,477,660	8,009,046	4,227,995
Total financial income (expenses)		(12,275,440)	(5,377,333)	26,691,274
Pre-tax profit (loss)		(14,086,659)	(8,744,176)	19,927,698
UPIs [member] | Discontinued operations [member]
Held For Sale Assets [Line Items]
Net operating revenue		9,491,461	9,644,087	9,849,954
Operating income (expenses)
Interconnection		(297,997)	(310,821)	(396,050)
Personnel		(723,471)	(662,654)	(621,071)
Third-party services		(2,317,188)	(2,507,337)	(2,447,433)
Grid maintenance service		(421,007)	(397,986)	(395,576)
Handset and other costs		(103,558)	(170,093)	(196,132)
Advertising and publicity		(41,376)	(51,946)	(53,387)
Rentals and insurance		(884,928)	(960,165)	(1,573,734)
(Provisions)/reversals		(3,909)	(4,748)	(3,456)
Expected credit losses on trade receivables		(261,432)	(190,294)	(295,575)
Impairment reversal (losses)		(329,330)
Taxes and other income (expenses)		(228,876)	(431,388)	(575,566)
Other operating income (expenses), net			(1,230,820)
Operating expenses excluding depreciation and amortization		(5,613,072)	(6,918,252)	(6,557,980)
Depreciation and amortization		(2,595,782)	(2,336,362)	(1,796,656)
Loss before financial income (expenses) and taxes		(8,208,854)	(9,254,614)	(8,354,636)
Profit before financial income (expenses) and taxes		1,282,607	389,473	1,495,318
Financial income		25,239	30,750	31,192
Financial expenses		(1,252,192)	(763,135)	(113,600)
Total financial income (expenses)		(1,226,953)	(732,385)	(82,408)
Pre-tax profit (loss)		55,654	(342,912)	1,412,910
Income tax and social contribution		(48,414)	(20,757)	(16,981)
Profit (loss) for the year		R$ 7,240	R$ (363,669)	R$ 1,395,929

[1]	In 2020, represented primarily by personnel expenses totaling R$85,057 referring to tax on revenue (PIS) and the loss allowance of R$113,782 due to for expected credit losses on receivables from government customers. In 2019, refers primarily to: (a) the recognition of income from PIS and COFINS credits arising on the deduction of ICMS from PIS and COFINS tax base, as well as the recovery of unduly paid amounts on that tax base, as ruled in the final and unappealable court decision issued in March and September 2019, amounting to R$1,517,919 (Note 11) and (b) recognition of expenses related to the derecognition arising from the reconciliation of prior periods' tax credits and incentives, which are not expected to be realized, amounting to R$167,395. In 2018 refers basically to: (a) expenses on the provision related to the recognition of the onerous contract for the provision of submarine cable capacity, amounting to R$4,883,620; and (b) recognition of income from the reversal of the provision for the contingency, amounting to R$109,242, arising from the reprocessing of the provision estimation model taking into account the new profile and history of discontinuation of lawsuits in the context of the approval and ratification of the JRP.